CONSOLIDATED BALANCE SHEETS - USD ($)	Nov. 30, 2017	Feb. 28, 2017	Feb. 29, 2016
Current assets:
Cash	$ 47,020	$ 539,243	$ 134,469
Accounts receivable, net	11,646	25,609
Prepaid domain name renewal fees	476,443	105,775
Other Prepaid expenses		21,198
Prepaid insurance		21,198	21,203
Total current assets	535,109	691,825	155,672
Property and equipment, net	23,939	1,812	2,229
Goodwill	436,667
Intangible Assets, net	378,583
Total assets	1,374,298	693,637	157,901
Current liabilities:
Accounts payable	580,801	166,847	73,366
Accounts payable - related parties (Note 8)	8,380	10,612	4,269
Current maturities of long-term debt	451,185	400,000
Deferred revenue	170,000	190,000
Domain marketing development obligation	552,708
Accrued expenses (Notes 5,15)	260,900	280,900	95,798
Convertible note payable - related party (Note 8, 14)		400,000
Total current liabilities	2,023,974	1,048,359	173,433
Long-term debt	352,055
Total liabilities	2,376,029	1,048,359
Commitments and contingencies
Stockholders' equity (deficit):
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 52,606,000 and 41,461,543 shares issued and outstanding at February 28, 2017 and February 29, 2016, respectively	677,218	526,060	414,615
Additional paid-in-capital	39,588,512	34,333,479	30,967,377
Stock payable	2,235,521	3,426,371	37,500
Subscriptions receivable			(12,150)
Accumulated other comprehensive income	10,305	1,868
Accumulated deficit	(43,513,287)	(38,642,500)	(31,422,874)
Total stockholders' equity (deficit)	(1,001,731)	(354,722)	(15,532)
Total liabilities and stockholders' equity (deficit)	$ 1,374,298	$ 693,637	$ 157,901